Equity and Other Investments - Schedule of Adjusted to Equity and Other Investments without Readily Determinable Fair Values (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Equity Securities Adjustments [Roll Forward]
Balance, beginning of the year	$ 173,454
Balance, end of the year	543,379	$ 173,454
Equity Securities Without Readily Determinable Fair Value
Equity Securities Adjustments [Roll Forward]
Balance, beginning of the year	173,454	2,500
Investments received as non-cash consideration in exchange for services	268,058	24,710
Purchases of equity and other investments	450,193	11,051
Transfers to readily determinable fair values	(350,530)	0
Gross unrealized gains	36,926	135,193
Gross unrealized losses and impairments	(34,722)	0
Balance, end of the year	$ 543,379	$ 173,454